Provisions (Tables)	12 Months Ended
Dec. 31, 2024
ProvisionsAbstract [Abstract]
Disclosure of Changes in Provisions

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Currency translation	As of December 31, 2024
Lump-sum retirement benefits	323	109	—	—	432
Total Non-current provisions	323	109	—	—	432

(in thousands of euros)	As of January 1, 2023	Increases	Decreases	Currency translation	As of December 31, 2023
Lump-sum retirement benefits	270	53	—	—	323
Total Non-current provisions	270	53	—	—	323

(in thousands of euros)	As of January 1, 2024	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2024
Provisions for disputes	506	200	(372)	7	341
Provisions for charges	253	7	(164)	—	96
Total Current provisions	760	207	(535)	7	438

(in thousands of euros)	As of January 1, 2023	Increases (1)	Decreases(1)	Currency translation	As of December 31, 2023
Provisions for disputes	177	383	(46)	(8)	506
Provisions for charges	150	104	—	—	253
Total current provisions	327	487	(46)	(8)	760
(1)See Note 17.4.- Depreciation, amortization and provision expenses. In 2024, the changes in the provisions for disputes and charges in the balance sheet include exceptional provision reversals that are not mapped to R&D SG&A, resulting in a mismatch with the operations expenses flows.